Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Components of Intangible Assets

The following summarizes the components of intangible assets at December 31, 2013 and 2012:

	At December 31, 2013			At December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Amortized intangible assets	(In millions)
Customer relationships	$46.9	$(13.6)	$33.3	$47.0	$(9.6)	$37.4
Developed technology / product know-how	1.9	(1.3)	0.6	1.9	(0.9)	1.0
Non-compete agreements	1.4	(0.9)	0.5	1.4	(0.6)	0.8
Trademarks	19.7	(3.2)	16.5	19.8	(1.9)	17.9
Licenses	0.5	(0.2)	0.3	0.4	(0.1)	0.3

Total intangible assets	$70.4	$(19.2)	$51.2	$70.5	$(13.1)	$57.4

Estimated Amortization Expense Related to Intangible Assets

Estimated amortization expense related to intangible assets at December 31, 2013, for each of the years in the five year period ending December 31, 2018 and thereafter is as follows:

Estimated Amortization Expense
(In millions)
For the year ended December 31, 2014	$6.0
For the year ended December 31, 2015	5.6
For the year ended December 31, 2016	4.8
For the year ended December 31, 2017	4.6
For the year ended December 31, 2018	4.3
For the years ended thereafter	25.9